HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated March 11, 2008
To Class A and C Shares Prospectus dated December 31, 2007

Effective April 1, 2008, the following replaces footnote 6 to the table entitled “Fees and Expenses of the Fund” on pages 4-5 of the Prospectus:
(6)	Effective April 1, 2008, Highland voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets so that the Fund will be charged an investment advisory fee at the annual rate of 1.00% of the Fund’s Average Daily Managed Assets. This agreement may be terminated at any time by Highland upon 14 days’ written notice to shareholders of the Fund. Prior to April 1, 2008, Highland voluntarily had waived its entire investment advisory fee.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated March 11, 2008
To Class Z Shares Prospectus dated December 31, 2007

Effective April 1, 2008, the following replaces footnote 4 to the table entitled “Fees and Expenses of the Fund” on page 4 of the Prospectus:
(4)	Effective April 1, 2008, Highland voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets so that the Fund will be charged an investment advisory fee at the annual rate of 1.00% of the Fund’s Average Daily Managed Assets. This agreement may be terminated at any time by Highland upon 14 days’ written notice to shareholders of the Fund. Prior to April 1, 2008, Highland voluntarily had waived its entire investment advisory fee.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

HIGHLAND EQUITY OPPORTUNITIES FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated March 11, 2008
To the Statement of Additional Information dated December 31, 2007

Effective April 1, 2008, the following replaces footnote 2 to the table on page 12 of the Statement of Additional Information regarding the advisory fees paid by Highland Equity Opportunities Fund:
(2)	Pursuant to a written fee waiver and expense reimbursement agreement, Highland agreed to waive its advisory and/or administration fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, short sale dividend and interest expense, taxes, and extraordinary expenses, if any) so that such annual expenses did not exceed 2.60% of the Average Daily Managed Assets for each of Class A Shares, Class C Shares and Class Z Shares through January 9, 2008. Additionally, prior to April 1, 2008, Highland voluntarily had waived its entire investment advisory fee. Effective April 1, 2008, Highland voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets so that the Fund will be charged an investment advisory fee at the annual rate of 1.00% of the Fund’s Average Daily Managed Assets. This agreement may be terminated at any time by Highland upon 14 days’ written notice to shareholders of the Fund.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE